Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	114 Months Ended	120 Months Ended
		Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026 [2]	Jul. 31, 2026
The Tax-Exempt Bond Fund of America® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Bond Fund of America — Class A (with sales charge)
Average Annual Return, Percent	[1]	1.35%	(0.18%)		1.55%
The Tax-Exempt Bond Fund of America® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Bond Fund of America — Class C (with sales charge)
Average Annual Return, Percent	[1]	3.51%	(0.17%)		1.32%
The Tax-Exempt Bond Fund of America® - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Bond Fund of America — Class F-1
Average Annual Return, Percent	[1]	5.21%	0.51%		1.84%
The Tax-Exempt Bond Fund of America® - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Bond Fund of America — Class F-2
Average Annual Return, Percent	[1]	5.48%	0.77%		2.11%
The Tax-Exempt Bond Fund of America® - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Bond Fund of America — Class F-3
Average Annual Return, Percent	[1]	5.59%	0.88%	2.69%
The Tax-Exempt Bond Fund of America® - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Bond Fund of America — Class R-6
Average Annual Return, Percent	[1]	5.59%	0.86%		2.21%
Without Sales Load [Member] | The Tax-Exempt Bond Fund of America® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Bond Fund of America — Class A (without sales charge)
Average Annual Return, Percent	[1]	5.30%	0.59%		1.94%
Without Sales Load [Member] | The Tax-Exempt Bond Fund of America® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Bond Fund of America — Class C (without sales charge)
Average Annual Return, Percent	[1]	4.51%	(0.17%)		1.32%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent	[3]	5.27%	0.51%	2.43%	1.95%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class F-3 shares were first offered on January 27, 2017.
[3]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.